Total
Fallen Angels Income Fund
Investment Objective
The Fund seeks high current income with the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.97% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in debt and equity securities that the adviser believes to be undervalued at current market prices. These securities include dividend paying common stocks, preferred stocks, closed-end income funds, convertible securities, bonds, warrants to buy common stocks, and U.S. government securities. The Fund may hold positions in the debt and equity securities of small, medium and large capitalization companies. The Fund also may invest in shares of closed-end investment companies, as well as exchange trade funds ("ETFs"). In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in investment companies and ETFs that hold foreign securities or ADRs. Debt securities purchased directly by the Fund can be of any credit quality (including lower-rated debt known as high yield or junk bonds), and may be of any maturity and duration.

In managing the Fund, the adviser performs detailed quantitative and qualitative research and analysis to identify "fallen angels" or, in other words, businesses whose value is not currently reflected in the price of the security and that the adviser believes have significant appreciation potential. While the term "fallen angels" typically refers to the securities of individual companies, the adviser also uses the term to describe funds (closed-end and ETFs) that the adviser believes are undervalued. After making investments in securities from the approved list, the adviser monitors each holding and adjusts its price targets as warranted to reflect changes in a security's fundamentals.

A negative change in the fundamental or qualitative characteristics of the issuer may cause the adviser to sell a security.  A security also may be sold in order to generate cash to invest in a more attractive opportunity.  Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's estimate of its intrinsic value.

Principal Investment Risks:As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value (“NAV”) and performance.

Convertible Security Risk. The market value of convertible securities tends to fall when interest rates rise. The market value of convertible securities also tends to fall when the market value of the underlying common stock falls.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

ETF and Investment Company Risks. ETFs and investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and investment companies and may be higher than other mutual funds that invest directly in stocks. ETFs and investment companies are subject to specific risks, depending on the nature of the fund.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investing Risk. Foreign investing, through ADRs, ETFs or investment companies that hold foreign stocks, involves risks not typically associated with U.S. investments. These risks include adverse fluctuations in foreign currency values as well as adverse political, social, economic, regulatory and tax developments.

Government Risk. If a U.S. government agency or instrumentality in which the Fund invests, defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

Interest Rate Risk. If rates increase, the value of the Fund's fixed income investments generally will decline, as will the value of your investment in the Fund.

Investment Style Risk. The Fund pursues a value investing style that carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or even overvalued.

Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Maturity Risk. Securities with longer maturities are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Small and Medium Company Risk. The earnings and prospects of small and medium capitalization companies are more volatile than those of larger companies. The securities of small and medium capitalization companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-888-999-1395.

Performance Bar ChartCalendar Years Ended December 31

Best Quarter: Quarter 2, 2009 13.42% Worst Quarter: Quarter 3, 2008 -16.75% The total return for Fund shares from January 1, 2018 to September 30, 2018 was 6.02%.
Performance TableAverage Annual Total Returns(For periods ended December 31, 2017)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). The Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index. Index returns assume reinvestment of dividends.